Investments - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 14, 2022	Dec. 31, 2024	Dec. 23, 2024	Dec. 31, 2023
Disclosure of Current Investments [Line Items]
Number of shares per unit (in shares)	1
Number of warrants outstanding (in share)		11,500,000
Ordinary share price, volume weighted average price, period		10 days
Sale of stock, price per share (in USD per share)		$ 11.50
Par value per share (USD per share)		$ 0.0001
Number of shares issued (in shares)		153,586,168		148,253,938
Additional proportion acquired in Igah IV			29.72%
Remaining non-controlling interest in Tria		33.30%
SPAC warrant liability		$ 11.64
SPAC warrant liability per unit		0.63
Conversion of SPAC Sponsor Working Capital Loans
Disclosure of Current Investments [Line Items]
Maximum number of additional private placement warrants (in shares)		1,500,000
Warrant exercise price (in dollars per share)		$ 1.00
Redemption Price Great Than or Equal To $18.00
Disclosure of Current Investments [Line Items]
Warrant exercise price (in dollars per share)		0.01
Share price (in dollars per share)		$ 18.00
Warrant, written notice of redemption, period		30 days
Warrant redemption, number of consecutive trading days		20 days
Warrant redemption, number of trading days		30 days
Redemption Price Greater Than or Equal To $10.00
Disclosure of Current Investments [Line Items]
Warrant exercise price (in dollars per share)		$ 0.10
Share price (in dollars per share)		$ 10.00
Warrant, written notice of redemption, period		30 days
Warrant redemption, number of consecutive trading days		20 days
Warrant redemption, number of trading days		30 days
IPO | SPAC Class A ordinary share | Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Warrant exercisable period	30 days
Sale of stock, price per share (in USD per share)	$ 11.50
IPO | Class A Common Share [Member] | Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Par value per share (USD per share)	0.0001
IPO | Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Sale of stock, price per share (in USD per share)	$ 10.00
Proceeds from issue of ordinary shares	$ 230
Number of shares issued (in shares)	23,000,000
Over Allotment Option | Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Number of shares issued (in shares)	3,000,000